Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 48,172	$ 70,314
Accounts receivable, net (Note 3)	6,293	5,810
Inventories	949	549
EU allowances (Note 3)	198	0
Prepaid expenses and other assets	2,398	1,979
Total current assets	58,010	78,652
FIXED ASSETS:
Advances for vessels under construction and other vessels' costs (Note 5)	48,725	58,468
Vessels, net (Note 6)	449,689	189,577
Property and equipment, net	58	34
Total fixed assets	498,472	248,079
NON-CURRENT ASSETS:
Restricted cash, non-current (Note 7)	1,089	1,000
Right of use asset under operating leases	67	50
Deferred charges, net	2,215	2,386
Other non-current assets	0	226
Total non-current assets	3,371	3,662
Total assets	559,853	330,393
CURRENT LIABILITIES:
Current portion of long-term debt, net of unamortized deferred financing costs (Note 7)	12,391	7,443
Accounts payable, trade and other	3,408	2,214
Due to related parties (Note 4)	$ 17	$ 615
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities (Note 7)	$ 9,226	$ 2,820
Deferred revenue (Note 3)	0	930
Lease liabilities, current	67	50
EU allowances liability (Note 3)	1,077	789
Total current liabilities	26,186	14,861
LONG-TERM LIABILITIES:
Long-term debt, net of unamortized deferred financing costs (Note 7)	114,799	40,016
Bonds, net of unamortized discounts and deferred financing costs (Note 7)	95,142	0
Other liabilities, non-current	262	246
Commitments and contingencies (Note 8)
Fair value of warrants' liability (Note 9)	30	27
Total long-term liabilities	210,233	40,289
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, 50,726 and 50,726 Series B, and 1,423,912 and 1,423,912 Series C issued and outstanding as at December 31, 2025 and 2024, respectively (Note 9)	15	15
Common stock, $0.01 par value; 500,000,000 shares authorized; 12,432,158 and 12,432,158 issued and outstanding as at December 31, 2025 and 2024, respectively (Note 9)	124	124
Additional paid-in capital (Note 9)	534,269	534,269
Other comprehensive income	102	53
Accumulated deficit	(211,076)	(259,218)
Total stockholders' equity	323,434	275,243
Total liabilities and stockholders' equity	$ 559,853	$ 330,393